S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jan. 29, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Cambridge Sponsor LLC, our sponsor, is the record holder of such shares. Mr. Cam-Phung is the managing member of Cambridge Sponsor LLC and holds voting and investment discretion with respect to the ordinary shares held of record by the sponsor. Mr. Cam-Phung disclaims any beneficial ownership of the securities held by Cambridge Sponsor LLC other than to the extent of any pecuniary interest he may individually have therein, directly or indirectly.
Cambridge Sponsor LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%
Michael Cam Phung [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%